Nature of Operations (Details)			9 Months Ended
	Mar. 25, 2020 $ / shares	Dec. 17, 2019	May 31, 2020 $ / shares	Jan. 31, 2020 $ / shares	Aug. 31, 2019 $ / shares	Aug. 31, 2018 $ / shares
Preferred stock, shares par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stockholders' Equity Note, Stock Split, Conversion Ratio	1	0.025	1
Preferred Class A [Member]
Preferred stock, shares par value	$ 0.0001